IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 4,130	$ 3,344
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,699
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	569
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	536
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	293
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	33
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	437	145
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	133
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	293
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	11
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	205	172
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	182
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
Later than one months and not later than three months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	22
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	304	237
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	303
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	212	251
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	200
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	12
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	239	201
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	236
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	746	527
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	718
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	28
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	801	705
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	684
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	92
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	25
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,186	$ 1,106
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	243
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	446
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 497